Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
At December 31, 2020	$ 550	$ 777
Disposals / Retirements	(74)	(293)
Impact of foreign exchange rate changes	(39)	66
Additions	30
Property, plant and equipment, Cost Ending	467	550
At December 31, 2020	528	742
Disposals / Retirements	(74)	(295)
Depreciation expense	9	9
Impact of foreign exchange rate changes	(38)	72
Property, plant and equipment, Accumulated depreciation Ending	425	528
Property, plant and equipment, Carrying amount	42	22
Machinery [member]
IfrsStatementLineItems [Line Items]
At December 31, 2020	215	422
Disposals / Retirements	(5)	(245)
Impact of foreign exchange rate changes	(17)	38
Additions	6
Property, plant and equipment, Cost Ending	199	215
At December 31, 2020	199	400
Disposals / Retirements	(5)	(247)
Depreciation expense	4	6
Impact of foreign exchange rate changes	(17)	40
Property, plant and equipment, Accumulated depreciation Ending	181	199
Property, plant and equipment, Carrying amount	18	16
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
At December 31, 2020		7
Disposals / Retirements		(7)
Impact of foreign exchange rate changes
Additions
Property, plant and equipment, Cost Ending
At December 31, 2020		7
Disposals / Retirements		(7)
Depreciation expense
Impact of foreign exchange rate changes
Property, plant and equipment, Accumulated depreciation Ending
Property, plant and equipment, Carrying amount
Computer equipment [member]
IfrsStatementLineItems [Line Items]
At December 31, 2020	335	314
Disposals / Retirements	(69)	(3)
Impact of foreign exchange rate changes	(22)	24
Additions	24
Property, plant and equipment, Cost Ending	268	335
At December 31, 2020	329	307
Disposals / Retirements	(69)	(3)
Depreciation expense	5	3
Impact of foreign exchange rate changes	(21)	22
Property, plant and equipment, Accumulated depreciation Ending	244	329
Property, plant and equipment, Carrying amount	24	6
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
At December 31, 2020		34
Disposals / Retirements		(38)
Impact of foreign exchange rate changes		4
Additions
Property, plant and equipment, Cost Ending
At December 31, 2020		28
Disposals / Retirements		(38)
Depreciation expense
Impact of foreign exchange rate changes		10
Property, plant and equipment, Accumulated depreciation Ending
Property, plant and equipment, Carrying amount